Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2012
Convertible Preferred Stock Balances

As of December 31, 2010 and 2011, convertible preferred stock balances were as follows:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Amount
(in thousands, except share information)
Series A	1,527,611	428,922	$1,835	$2,200
Series B-1	3,425,152	961,720	4,726	4,932
Series B-2	14,811,323	4,119,759	21,039	21,128
Series C	6,944,450	1,949,874	19,905	20,000
Series D	12,400,000	3,196,755	35,673	37,002

	39,108,536	10,657,030	$83,178	$85,262

In May and June 2012, the Company issued 1,672,300 shares of Series E Preferred at a price of $12.11 per share, for gross proceeds of $20.2 million. As of September 30, 2012, convertible preferred stock balances were as follows:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Amount
(in thousands, except share information)	(unaudited)
Series A	1,527,611	428,922	$1,835	$2,200
Series B-1	3,425,152	961,720	4,726	4,932
Series B-2	14,811,323	4,119,759	21,039	21,128
Series C	6,944,450	1,949,874	19,905	20,000
Series D	11,385,196	3,196,755	35,673	37,002
Series E	22,058,823	1,672,300	18,845	20,250

	60,152,555	12,329,330	$102,023	$105,512

Shares of Common Stock Reserved for Issuance

The Company had reserved the following shares of common stock for issuance:

	December 31, 2011	September 30, 2012

		(unaudited)
Conversion of Series A Preferred	428,922	428,922
Conversion of Series B-1 Preferred	961,720	961,720
Conversion of Series B-2 Preferred	4,119,759	4,119,759
Exercise and conversion of Series B-2 Preferred and Series E Preferred warrants	38,997	55,513
Conversion of Series C Preferred	1,949,874	1,949,874
Conversion of Series D Preferred	3,196,755	3,196,755
Conversion of Series E Preferred	—	6,193,741
Common stock available for grant of stock awards	1,011,650	2,122,035
Common stock options outstanding	1,086,299	1,057,468

	12,793,976	20,085,787

Activity Under 2012 Plan

Activity under the Company’s stock plans is as follows:

	Shares Available for Grant	Number of Options Issued and Outstanding	Weighted-Average Exercise Price
Balances at December 31, 2008	911,337	755,566	$1.21
Stock awards granted	(105,574)	—
Options granted	(371,899)	371,899	1.21
Options canceled	77,168	(77,168)	1.03
Options exercised	—	(9,639)	0.71
Stock awards forfeited	11,465	—

Balances at December 31, 2009	522,497	1,040,658	1.00
Stock awards granted	(134,530)	—
Options granted	(145,375)	145,375	1.46
Options canceled	76,098	(76,098)	1.07
Options exercised	—	(147,154)	0.82

Balances at December 31, 2010	318,690	962,781	1.07
Additional shares authorized	912,544	—
Stock awards granted	(72,441)	—
Options granted	(324,585)	324,585	1.46
Options canceled	165,980	(165,980)	1.25
Options exercised	—	(35,087)	0.96
Stock awards cancelled and forfeited	11,462	—

Balances at December 31, 2011	1,011,650	1,086,299	1.18
Additional shares authorized (unaudited)	1,123,131	—
Options granted (unaudited)	(416,541)	416,541	4.31
Options canceled (unaudited)	386,888	(386,888)	1.25
Options exercised (unaudited)	—	(58,484)	0.96
Stock awards cancelled and forfeited (unaudited)	16,907	—

Balances at September 30, 2012 (unaudited)	2,122,035	1,057,468	2.39
Options vested and expected to vest at December 31, 2011		1,032,033	1.18
Options vested and expected to vest at September 30, 2012 (unaudited)		1,004,642	2.39

Additional Information Regarding Options Outstanding

Additional information regarding options outstanding as of December 31, 2011 is as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (In Years)
$0.50	44,542	3.29
0.54	61,070	5.02
0.89	87,791	5.56
1.03	250,207	6.34
1.07	4,678	0.80
1.21	260,090	7.14
1.46	377,921	9.05

	1,086,299

Additional information regarding options outstanding as of September 30, 2012 is as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (In Years)
	(unaudited)
$0.50	37,242	2.53
0.54	45,627	4.27
0.89	15,723	4.80
1.03	182,761	5.56
1.21	177,394	6.39
1.46	182,742	8.18
2.17	66,405	9.45
4.74	349,574	9.83

	1,057,468

Employee And Director Stock Options Granted under 2001 Plan, Assumption Used In Black-Scholes Model

The fair value-based measurement of employee and director stock options granted under the Company’s stock plans was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Expected term	6 years	6 years	6 years	6 years	6 years
Expected volatility	75-84%	87-88%	58-60%	58-60%	57-59%
Risk-free interest rate	1.9-2.9%	1.5-2.9%	1.9-2.7%	1.9-2.7%	0.8-1.4%
Expected dividend yield	0%	0%	0%	0%	0%

Recent Grant Dates And Related Exercise Prices Of Stock Options Granted to Employees And Directors

Recent grant dates and the related exercise prices of stock options granted to employees and directors from January 1, 2011 through September 30, 2012 were as follows:

	Number of Shares Subject to Options Granted	Exercise Price	Fair Value Estimate per Common Share
January 26, 2011	92,939	$1.46	$0.82
April 5, 2011	140,391	1.46	0.82
July 19, 2011	91,255	1.46	0.82
March 12, 2012 (unaudited)	66,967	2.17	1.18
July 31, 2012 (unaudited)	349,574	4.74	8.16

Restricted Stock Awards, granted

The Company also granted restricted stock awards during the period from January 1, 2011 through September 30, 2012 as summarized below:

	Number of Shares Subject to Awards Granted	Fair Value Estimate per Common Share
January 26, 2011	72,441	$1.46

Total Employee And Director Stock-Based Compensation Expense

Total employee and director stock-based compensation expense recognized was as follows:

	Years Ended December 31,			Nine Months Ended September 30,
(In thousands)	2009	2010	2011	2011	2012
				(unaudited)
General and administrative	$170	$152	$93	$69	$303
Research and development	175	147	128	97	313

	$345	$299	$221	$166	$616